Significant Accounting Policies - Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) per Share (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Weighted-average shares outstanding			11,500,000
Basic and diluted net loss per share			$ 0.00
Class A Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity		$ (4,706,930)		$ (36,043,721)
Denominator:
Weighted-average shares outstanding		45,000,000		41,538,462
Basic and diluted net loss per share		$ (0.10)		$ (0.87)
Class F Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity	$ (21,745)	$ (1,176,733)		$ (9,813,491)
Denominator:
Weighted-average shares outstanding	11,500,000	11,250,000		11,309,524
Basic and diluted net loss per share	$ 0.00	$ (0.10)		$ (0.87)